Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					30.00%	28.00%
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	31.00%	27.00%	29.00%
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			22.00%		23.00%	23.00%